Investor A C Institutional And Class R [Member] Average Annual Total Returns - Investor A C Institutional And Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell Midcap® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
INSTITUTIONAL
Prospectus [Line Items]
Average Annual Return, Percent	12.44%	8.61%	12.12%
INVESTOR A
Prospectus [Line Items]
Average Annual Return, Percent	6.30%	7.17%	11.22%
INVESTOR A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.30%	6.87%	10.74%
INVESTOR A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.73%	5.64%	9.18%
INVESTOR C
Prospectus [Line Items]
Average Annual Return, Percent	10.34%	7.53%	11.16%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.88%	8.06%	11.53%